UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

BNY Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

BNY Mellon Financial Center

One Boston Place, 024-0081

Boston, Massachusetts 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1 — Schedule of Investments.

Attached hereto.

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - December 31, 2015 (unaudited)

Investment Funds	Units	Cost	Value	Percentage of Net Assets	Liquidity	Redemption Notice Period (# of days)
Opportunistic
Brenner West Capital Qualified Partners, L.P.	†	$18,000,000	$16,622,524	3.7%	Quarterly (a)	60
Glenview Institutional Partners, L.P.	†	16,849,181	28,198,739	6.4%	Quarterly ‡	45
SRS Partners, Ltd.	15,560	24,319,153	35,884,770	8.1%	Quarterly (b)	60
Tourbillon Global Equities, LLC	†	18,000,000	18,562,656	4.2%	Quarterly (c)	60

		77,168,334	99,268,689	22.4%

Growth
CCI Healthcare Partners, L.P.	†	17,768,067	18,686,496	4.2%	Monthly ‡	30
Coatue Offshore Fund, Ltd.	181,427	18,142,681	20,995,060	4.7%	Monthly ‡	45
Conatus Capital Overseas, Ltd.	15,149	15,186,567	19,993,110	4.5%	Quarterly ‡	65
Criterion Horizons Fund, L.P.	†	16,351,598	21,268,262	4.8%	Monthly ‡	45
Miura Global Partners II, L.P.	†	13,117,074	19,154,430	4.3%	Monthly ‡	60

		80,565,987	100,097,358	22.5%

Value
Bay II Resource Partners, L.P.	†	18,603,032	31,243,517	7.1%	Quarterly ‡	45
East Side Capital Offshore, Ltd.	65,302	10,936,600	14,699,358	3.3%	Monthly ‡	30
Lafayette Street Fund II, L.P.	†	15,000,000	11,624,439	2.6%	Monthly ‡ (d)	45
Long Pond Capital, Q.P. Fund, LP	†	18,000,000	20,025,973	4.5%	Quarterly (e)	60
SEG Partners II, L.P.	†	11,388,007	20,406,134	4.6%	Quarterly ‡	45
Southpoint Qualified Fund, L.P.	†	14,266,257	19,462,315	4.4%	Quarterly (f)	60
Tiger Eye Partners, L.P.	†	20,000,000	20,560,642	4.6%	Quarterly ‡	60

		108,193,896	138,022,378	31.1%

Other
International
Discovery Global Opportunity Fund, Ltd.	148,115	16,278,224	20,184,327	4.5%	Quarterly ‡	60
LAE Fund L.P.	†	15,000,000	13,524,852	3.1%	Quarterly ‡	60
OCCO Eastern European Fund	902,876	10,084,119	10,401,135	2.3%	Monthly ‡	30
Event-Driven
JANA Nirvana Fund, L.P.	†	14,323,299	19,317,130	4.4%	Quarterly ‡	60
Pershing Square, L.P.	†	11,250,000	16,278,534	3.7%	Quarterly (g)	65
Third Point Offshore, Ltd.	59,977	20,000,000	19,982,591	4.5%	Quarterly ‡	60

		86,935,642	99,688,569	22.5%

Total Investment Funds		352,863,859	437,076,994	98.5%

Affiliated Investment
Dreyfus Institutional Treasury
Prime Cash Advantage Fund	7,742,327	7,742,327	7,742,327	1.7%	Daily (h)

Total Investments		$360,606,186	444,819,321	100.2%

Other Liabilities in Excess of Assets			(778,888)	-0.2%

Total Net Assets			$444,040,433	100.0%

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - December 31, 2015 (unaudited)

(a)	Investment has a 1 year hard lock-up period. $18 million was invested on 8/1/15.

(b)	40% of this investment is subject to a 25% investor level gate per quarter. Additionally, up to 33% of the remaining 60% of the investment may be redeemed during any 12 month period, essentially creating an investor level gate that would require a minimum of 8 quarters to fully withdraw.

(c)	Investment has a 1 year soft lock-up period with a 3% early withdrawal fee. Investments of $5 million each were made on 4/1/15 and 8/1/15.

(d)	All redemptions are subject to a 2% fee.

(e)	Up to 12.5% of the investment amount can be redeemed each quarter, essentially creating an investor level gate that would require a minimum of eight quarters to fully withdraw.

(f)	Up to 25% of the investment amount can be redeemed each quarter, essentially creating an investor level gate that would require a minimum of four quarters to fully withdraw.

(g)	Up to 12.5% of the investment amount can be redeemed each quarter, essentially creating an investor level gate that would require a minimum of eight quarters to fully withdraw. In addition, the investment may be subject to a fund level gate if more than 20% of the net asset value of Pershing Square, L.P. is redeemed on the redemption date.

(h)	Investment in affiliated money market mutual fund. The 7-day yield at 12/31/15 was 0.01%.

†	Investment Fund is not unitized.

‡	The investment amount has no lock-up or other redemption restrictions.

At December 31, 2015, net unrealized appreciation on investments was $84,213,135 of which $90,458,729 related to appreciated investment securities and $6,245,594 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Mellon Optima L/S Strategy Fund, LLC

Notes to Financial Statements

December 31, 2015 (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements have been consolidated and include the accounts of the Fund and the Fund Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

A. Valuation of the Fund and its Investments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices which are not active, quoted prices for restricted securities, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. As a general matter, Investment Fund investments have been valued at the net asset value as reported by the Investment Funds, without adjustment. The net asset value reported by the Investment Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in significantly different redemptions terms, as well as a lower or higher net asset value, than those reported for such Investment Funds. The Fund has considered this use of unobservable inputs, among other factors, to categorize its Investment Fund investments within Level 3 of the fair value hierarchy.

The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Board may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Board may designate ordinarily is the value determined as of such date for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s capital was withdrawn from the Investment Fund at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by the Investment Funds and are net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of its interest in such Investment Fund based on the

Mellon Optima L/S Strategy Fund, LLC

Notes to Financial Statements

December 31, 2015 (unaudited)

Significant Accounting Policies (continued):

A. Valuation of the Fund and its Investments (continued):

most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. These investments are categorized within Level 3 of the fair value hierarchy.

Shares of registered, open-end investment companies are valued at their net asset value.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Funds	$—	$—	$437,076,994	$437,076,994
Affiliated Investment	7,742,327	—	—	7,742,327

Total Investments in Securities	$7,742,327	$—	$437,076,994	$444,819,321

Investments have been disclosed by strategy or sector, as applicable, in the Consolidated Schedule of Investments.

For the period ended December 31, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Item 2 — Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	February 19, 2016
By:	/s/ TED A. BERENBLUM
Ted A. Berenblum
President and Chief Executive Officer

Date:	February 19, 2016